Fees Summary	Sep. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,070,000
Previously Paid Amount	0.00
Total Fee Amount	305.53
Total Offset Amount	0.00
Net Fee	305.53
Narrative - Max Aggregate Offering Price	$ 2,070,000
Final Prospectus	true